Income from operations - Other business income (expenses) (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income from operations [Abstract]
Gains on disposals of investments		€ 69	€ 45	€ 15
Losses on disposals of investments		2	(0)	5
Gains on disposals of non-current assets		5	20	96
Losses on disposals of non-current assets		(0)	1	1
Gains on disposals of other remaining business		81	23	41
Losses on disposals of other remaining business		88	32	62
Impairment of goodwill	[1]	97		9
Other gains (losses), total		(34)	55	76
Other income, total		155	88	152
Other expense, by function, total		€ 188	€ 33	€ 76

[1]	Further information on goodwill movement can be found in Goodwill